UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.8% (2.4% of Total Investments)
$ 1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	$1,586,880
	5.750%, 6/01/33
340	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	353,107
	Series 2002, 5.375%, 5/15/33

1,840	Total Consumer Staples			1,939,987

	Education and Civic Organizations – 25.8% (16.5% of Total Investments)
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University,	9/12 at 100.00	AA	2,043,240
	Series 2003A, 5.000%, 9/01/32 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,146,420
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,061,490
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series	7/13 at 100.00	AA	1,021,570
	2003, 5.000%, 7/01/32 – RAAI Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of	7/12 at 100.00	Aaa	2,628,900
	Technology, Series 2002A, 5.250%, 7/01/22 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	109,441
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	87,713
500	New York City Industrial Development Agency, New York, Revenue Bonds, Ethical Culture Fieldston	6/15 at 100.00	AAA	516,320
	School, Series 2005B-1, 5.000%, 6/01/35 – XLCA Insured
1,715	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,777,375
	Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured (UB)
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
170	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	176,773
225	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	233,107
1,205	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	1,248,416
60	New York City Industrial Development Authority, New York, Revenue Bonds, Queens Stadium	1/17 at 100.00	AAA	66,546
	Project, Series 2006, Residuals 1510, 7.127%, 1/01/39 – AMBAC Insured (IF)

12,555	Total Education and Civic Organizations			13,117,311

	Health Care – 22.5% (14.5% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/13 at 100.00	AAA	2,055,820
	Lutheran Medical Center, Series 2003, 5.000%, 8/01/31 – MBIA Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	3,082,530
	Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,038,640
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	26,032
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
815	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	871,496
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	776,910
	Hospital, Series 2003B, 5.500%, 7/01/23
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	529,405
	2002A, 5.500%, 2/15/17 – FSA Insured
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	2,770,786
	2003A, 5.250%, 2/15/21 – AMBAC Insured
320	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	326,842
	2007A, 5.000%, 5/01/32

11,050	Total Health Care			11,478,461

	Long-Term Care – 3.1% (2.0% of Total Investments)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,241,276
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
300	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	316,167
	Westchester Project, Series 2006, 5.200%, 2/15/41

1,485	Total Long-Term Care			1,557,443

	Tax Obligation/General – 6.4% (4.1% of Total Investments)
405	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	383,738
	4.500%, 2/15/47 – MBIA Insured (UB)
2,310	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 –	8/08 at 101.00	AAA	2,357,032
	MBIA Insured
250	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	261,862
	FSA Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	238,385
	FSA Insured

3,190	Total Tax Obligation/General			3,241,017

	Tax Obligation/Limited – 42.2% (27.1% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	No Opt. Call	AAA	2,856,457
	Series 2004A, 5.250%, 8/15/12 – MBIA Insured
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	149,747
	Services Facilities, Series 1999D, 5.250%, 2/15/29 – FSA Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	3,161,430
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
715	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	741,791
	5.000%, 11/15/31 – MBIA Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	1,028,500
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	577,164
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	634,327
555	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	576,429
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	3,161,820
	Series 2003C, 5.250%, 8/01/18 – AMBAC Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	2,071,840
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	1/13 at 100.00	AAA	1,332,118
	Series 2002A, 5.000%, 1/01/23 – FGIC Insured
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	1,063,449
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	1,266,384
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	800,828
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
100	New York State Urban Development Corporation, Revenue Refunding Bonds, Correctional Capital	1/08 at 102.00	AAA	102,254
	Facilities, Series 1998, 5.000%, 1/01/20 – MBIA Insured
1,860	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	1,948,238
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

20,430	Total Tax Obligation/Limited			21,472,776

	Transportation – 12.1% (7.8% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	1,028,840
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,875	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	AAA	1,968,244
	AMBAC Insured
3,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	3,167,471
	Twenty-Eighth Series 2002, 5.000%, 11/01/22 – FSA Insured

5,905	Total Transportation			6,164,555

	U.S. Guaranteed – 29.4% (18.9% of Total Investments) (4)
395	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	409,026
	Facilities, Series 1999B, 5.125%, 7/01/28 (Pre-refunded 7/01/09) – MBIA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	536,400
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,634,850
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
100	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	AAA	111,233
	AMBAC Insured (ETM)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
1,000	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	1,023,040
1,310	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	1,340,182
90	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25	8/08 at 101.00	AAA	92,269
	(Pre-refunded 8/01/08) – MBIA Insured
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	3,663,100
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	539,645
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	2,096,300
	(Pre-refunded 7/01/10) – FSA Insured
1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	2,072,842
	5.125%, 1/01/31 (Pre-refunded 1/01/12) – MBIA Insured
450	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	475,421
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

14,320	Total U.S. Guaranteed			14,994,308

	Utilities – 9.0% (5.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,179,969
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	904,565
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	129,036
	5.000%, 12/01/35 – CIFG Insured
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20	11/12 at 100.00	Aa2	2,081,580
	Power Authority of the State of New York, General Revenue Bonds, Series 2006A:
165	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	174,233
110	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	115,758

4,400	Total Utilities			4,585,141

	Water and Sewer – 1.3% (0.8% of Total Investments)
640	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005,	7/15 at 100.00	AAA	659,423
	5.000%, 7/15/28 – XLCA Insured

$ 75,815	Total Long-Term Investments (cost $77,667,226) – 155.6%			79,210,422

	Short-Term Investments – 0.2% (0.1% of Total Investments)
$ 100	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		VMIG-1	100,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 1993C, 3.810%, 6/15/22 – FGIC Insured(5)

	Total Short-Term Investments (cost $100,000)			100,000

	Total Investments (cost $77,767,226) – 155.8%			79,310,422

	Floating Rate Obligations – (4.3)%			(2,210,000)

	Other Assets Less Liabilities – 1.5%			795,857

	Preferred Shares, at Liquidation Value – (53.0)%			(27,000,000)

	Net Assets Applicable to Common Shares – 100%			$50,896,279

Forward Swaps outstanding at June 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$750,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$(44,081)

USD-LIBOR (United States Dollar-London Inter Bank, Offered Rate)

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $75,665,456.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$1,767,806
Depreciation	(343,208)

Net unrealized appreciation (depreciation) of investments	$1,424,598

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.